INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Significant components of our deferred tax assets and liabilities are as follows:

2025
Deferred tax assets
Net operating loss (“NOL”) carryforwards
U.S. federal	$20,461,846
Tax Credits
Energy related tax credits	185,987
Goodwill	139,473,347
Property, Plant and Equipment	575,817
Stock Compensation	1,843,290
Other	2,412,094
Less: valuation allowance	(164,952,382)
Deferred tax assets, net of valuation allowance	-

Deferred tax liabilities	-

Total deferred tax liabilities	-

Net deferred tax liabilities	$-

SCHEDULE OF INCOME TAX RATE AND TAX PROVISION

	Year Ended December 31, 2025
	Amount	Percent
U.S. federal statutory tax rate	$15,541,001	21%
State and local income taxes, net of federal income tax effect	-	-
Tax credits	(185,987)	(0.25)%
Changes in valuation allowance	16,107,151	21.77%
Nontaxable or nondeductible items
Loss on issuance of debt	8,511,510	11.50%
Change in fair value of warrants	(44,082,402)	(59.57)%
Unrealized loss on derivative asset	3,392,775	4.58%
Transaction costs	715,952	0.97%
Changes in unrecognized tax benefits
Other adjustments	-	-
Effective tax rate as reported	$-	-%